Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Deferred Policy Acquisition Costs (Detail) - JPY (¥) ¥ in Millions		6 Months Ended	12 Months Ended
		Sep. 30, 2025	Mar. 31, 2025
Deferred Policy Acquisition Cost [Line Items]
Beginning balance		¥ 315,840	¥ 305,734
Capitalization		19,007	35,871
Amortization		(10,049)	(19,215)
Effect of changes in foreign exchange rate		5,650	(742)
Others	[1]	(9,943)	(5,808)
Ending balance		320,505	315,840
Yen-denominated insurance (First Sector)
Deferred Policy Acquisition Cost [Line Items]
Beginning balance		89,361	82,341
Capitalization		7,085	13,431
Amortization		(3,421)	(6,411)
Effect of changes in foreign exchange rate		0	0
Others	[1]	0	0
Ending balance		93,025	89,361
Yen-denominated insurance (Third Sector)
Deferred Policy Acquisition Cost [Line Items]
Beginning balance		168,689	169,581
Capitalization		3,923	9,180
Amortization		(5,040)	(10,072)
Effect of changes in foreign exchange rate		0	0
Others	[1]	0	0
Ending balance		167,572	168,689
Foreign currency denominated insurance
Deferred Policy Acquisition Cost [Line Items]
Beginning balance		57,151	53,812
Capitalization		3,206	6,633
Amortization		(1,371)	(2,689)
Effect of changes in foreign exchange rate		(203)	(605)
Others	[1]	0	0
Ending balance		58,783	57,151
Single- payment whole life insurance
Deferred Policy Acquisition Cost [Line Items]
Beginning balance		639	0
Capitalization		4,793	6,627
Amortization		(217)	(43)
Effect of changes in foreign exchange rate		5,853	(137)
Others	[1]	(9,943)	(5,808)
Ending balance		¥ 1,125	¥ 639

[1]	Others include adjustments of reinsurance.